Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of changes in the contract assets and contract liabilities
Changes in the contract assets and contract liabilities during the year are as follows (in millions):

Contract Assets
Balance as of December 31, 2017	$—
Contract assets recognized upon adoption	144.1
Contract assets from revenues earned, not yet invoiced	140.4
Contract assets transferred to accounts receivable	(98.1)
Balance as of December 31, 2018	$186.4

Contract Liabilities
Balance as of December 31, 2017	$46.4
Contract liabilities recognized upon adoption	—
Contract liabilities recognized for cash received in advance	607.7
Contract liabilities reduced due to revenue recognition criteria being satisfied	(587.3)
Balance as of December 31, 2018	$66.8

Disaggregation of revenue
The following tables disaggregate revenue by reportable segment and service line (in millions):

		Year Ended December 31, 2018
	Revenue recognition timing	Americas	EMEA	APAC	Total
Property, facilities and project management	Over time	$3,369.6	$371.1	$1,136.8	$4,877.5
Leasing	At a point in time	1,487.5	266.1	174.1	1,927.7
Capital markets	At a point in time	702.4	173.6	86.7	962.7
Valuation and other	At a point in time or over time	165.2	189.0	97.8	452.0
Total revenue		$5,724.7	$999.8	$1,495.4	$8,219.9

		Year Ended December 31, 2017
	Revenue recognition timing	Americas	EMEA	APAC	Total
Property, facilities and project management	Over time	$2,650.3	$278.6	$1,172.2	$4,101.1
Leasing	At a point in time	1,229.3	256.9	149.7	1,635.9
Capital markets	At a point in time	531.4	153.9	55.8	741.1
Valuation and other	At a point in time or over time	189.2	173.9	82.7	445.8
Total revenue		$4,600.2	$863.3	$1,460.4	$6,923.9

		Year Ended December 31, 2016
	Revenue recognition timing	Americas	EMEA	APAC	Total
Property, facilities and project management	Over time	$2,290.2	$235.7	$1,061.8	$3,587.7
Leasing	At a point in time	1,219.8	231.5	129.0	1,580.3
Capital markets	At a point in time	431.5	128.0	66.6	626.1
Valuation and other	At a point in time or over time	182.8	160.3	78.5	421.6
Total revenue		$4,124.3	$755.5	$1,335.9	$6,215.7

Schedule of new accounting pronouncements and changes in accounting principles
The following tables present the effect of the change in accounting policy and its impact on key components of the Company’s consolidated financial statements:

	Year ended December 31, 2018
	As Computed Under Graded Attribution Method	As Computed Under Straight-line Attribution Method	Effect of Change
Revenue	$8,219.9	$8,219.9	$—
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)	6,640.0	6,642.4	(2.4)
Operating, administrative and other	1,278.2	1,271.1	7.1
Depreciation and amortization	290.0	290.0	—
Restructuring, impairment and related charges	3.8	3.8	—
Total costs and expenses	8,212.0	8,207.3	4.7
Operating income	7.9	12.6	(4.7)
Interest expense, net of interest income	(228.8)	(228.8)	—
Earnings from equity method investments	1.9	1.9	—
Other income, net	3.5	3.5	—
Loss before income taxes	(215.5)	(210.8)	(4.7)
Benefit from income taxes	(26.1)	(25.0)	(1.1)
Net loss	(189.4)	$(185.8)	$(3.6)
Less: Net loss attributable to non-controlling interests	—	—	—
Net loss attributable to the Company	$(189.4)	$(185.8)	$(3.6)

Basic and diluted loss per share:
Loss per share attributable to common shareholders	$(1.11)	$(1.09)	$0.02
Weighted average shares outstanding for basic and diluted loss per share	171.2	171.2	—

	Year ended December 31, 2017
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Revenue	$6,923.9	$6,923.9	$—
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)	5,639.6	5,639.8	(0.2)
Operating, administrative and other	1,155.4	1,156.1	(0.7)
Depreciation and amortization	270.6	270.6	—
Restructuring, impairment and related charges	28.5	28.5	—
Total costs and expenses	7,094.1	7,095.0	(0.9)
Operating loss	(170.2)	(171.1)	0.9
Interest expense, net of interest income	(183.1)	(183.1)	—
Earnings from equity method investments	1.4	1.4	—
Other income, net	11.0	11.0	—
Loss before income taxes	(340.9)	(341.8)	0.9
Benefit from income taxes	(120.4)	(120.5)	0.1
Net loss	$(220.5)	$(221.3)	$0.8

Basic and diluted loss per share:
Loss per share attributable to common shareholders	$(1.53)	$(1.54)	$(0.01)
Weighted average shares outstanding for basic and diluted loss per share	143.9	143.9	—

	Year ended December 31, 2016
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Revenue	$6,215.7	$6,215.7	$—
Costs and expenses:
Cost of services (exclusive of depreciation and amortization)	5,076.7	5,067.8	8.9
Operating, administrative and other	1,159.7	1,150.6	9.1
Depreciation and amortization	260.6	260.6	—
Restructuring, impairment and related charges	32.1	32.1	—
Total costs and expenses	6,529.1	6,511.1	18.0
Operating loss	(313.4)	(295.4)	(18.0)
Interest expense, net of interest income	(171.8)	(171.8)	—
Earnings from equity method investments	5.9	5.9	—
Other income, net	2.4	2.4	—
Loss before income taxes	(476.9)	(458.9)	(18.0)
Benefit from income taxes	(27.4)	(24.3)	(3.1)
Net loss	(449.5)	$(434.6)	$(14.9)
Less: Net loss attributable to non-controlling interests	(0.4)	(0.4)	—
Net loss attributable to the Company	$(449.1)	$(434.2)	$(14.9)

Basic and diluted loss per share:
Loss per share attributable to common shareholders	$(3.18)	$(3.07)	$0.11
Weighted average shares outstanding for basic and diluted loss per share	141.4	141.4	—

	As of December 31, 2018
	As Computed Under Graded Attribution Method	As Computed Under Straight-line Attribution Method	Effect of Change
Deferred tax assets	$89.6	$84.0	$5.6

Shareholders' Equity:
Ordinary shares	$21.7	$21.7	$—
Additional paid-in capital	2,817.0	2,791.2	25.8
Accumulated deficit	(1,318.6)	(1,298.4)	(20.2)
Accumulated other comprehensive loss	(154.4)	(154.4)	—
Total equity	1,365.7	$1,360.1	$5.6

	As of December 31, 2017
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Deferred tax assets	$71.1	$66.6	$4.5

Shareholders' Equity:
Ordinary shares	$1,451.3	1,451.3	—
Additional paid-in capital	305.0	283.8	21.2
Accumulated deficit	(1,165.2)	(1,148.5)	(16.7)
Accumulated other comprehensive loss	(87.2)	(87.2)	—
Total equity	$503.9	$499.4	$4.5
As a result of the change in accounting principle, additional paid-in capital and accumulated deficit as of January 1, 2016 decreased from $191.2 million and $495.6 million, respectively, as originally reported using the graded attribution method, to $187.2 million and $493.0 million, respectively, using the straight-line method.

	Year ended December 31, 2018
	As Computed Under Graded Attribution Method	As Computed Under Straight-line Attribution Method	Effect of Change
Cash flows from operating activities
Net loss	$(189.4)	$(185.8)	$(3.6)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	290.0	290.0	—
Impairment charges	2.7	2.7	—
Unrealized foreign exchange loss (gain)	8.4	8.4	—
Stock-based compensation	86.6	81.9	4.7
Loss on debt extinguishment	50.4	50.4	—
Amortization of debt issuance costs	12.5	12.5	—
Change in deferred taxes	(60.0)	(58.9)	(1.1)
Bad debt expense	21.7	21.7	—
Other non-cash operating activities	(3.6)	(3.6)	—
Changes in assets and liabilities:			—
Trade and other receivables	(235.5)	(235.5)	—
Income taxes payable	(19.6)	(19.6)	—
Prepaid expenses and other current assets	(26.9)	(26.9)	—
Other non-current assets	84.6	84.6	—
Accounts payable and accrued expenses	74.9	74.9	—
Accrued compensation	117.8	117.8	—
Other current and non-current liabilities	(216.8)	(216.8)	—
Net cash used in operating activities	$(2.2)	$(2.2)	$—

	Year ended December 31, 2017
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Cash flows from operating activities
Net loss	$(220.5)	$(221.3)	$0.8
Reconciliation of net loss to net cash used in operating activities:			—
Depreciation and amortization	270.6	270.6	—
Unrealized foreign exchange loss (gain)	(7.3)	(7.3)	—
Stock-based compensation	51.4	52.4	(1.0)
Amortization of debt issuance costs	16.5	16.5	—
Gain on pension curtailment	(10.0)	(10.0)	—
Change in deferred taxes	(170.1)	(170.3)	0.2
Bad debt expense	3.9	3.9	—
Other non-cash operating activities	7.0	7.0	—
Changes in assets and liabilities:			—
Trade and other receivables	(173.4)	(173.4)	—
Income taxes payable	10.1	10.1	—
Prepaid expenses and other current assets	(17.6)	(17.6)	—
Other non-current assets	44.0	44.0	—
Accounts payable and accrued expenses	42.6	42.6	—
Accrued compensation	98.4	98.4	—
Other current and non-current liabilities	58.8	58.8	—
Net cash used in operating activities	$4.4	$4.4	$—

	Year ended December 31, 2016
	As Reported Under Graded Attribution Method	As Adjusted Under Straight-line Attribution Method	Effect of Change
Cash flows from operating activities
Net loss	(449.5)	$(434.6)	$(14.9)
Reconciliation of net loss to net cash used in operating activities:			—
Depreciation and amortization	260.6	260.6	—
Impairment charges	2.6	2.6	—
Unrealized foreign exchange loss (gain)	(10.7)	(10.7)	—
Stock-based compensation	66.9	49.0	17.9
Amortization of debt issuance costs	12.6	12.6	—
Fees incurred in conjunction with debt modification	(3.7)	(3.7)	—
Change in deferred taxes	(63.1)	(60.1)	(3.0)
Bad debt expense	11.9	11.9	—
Other non-cash operating activities	1.2	1.2	—
Changes in assets and liabilities:			—
Trade and other receivables	(146.9)	(146.9)	—
Income taxes payable	2.7	2.7	—
Prepaid expenses and other current assets	18.4	18.4	—
Other non-current assets	(137.6)	(137.6)	—
Accounts payable and accrued expenses	118.3	118.3	—
Accrued compensation	11.0	11.0	—
Other current and non-current liabilities	(29.8)	(29.8)	—
Net cash used in operating activities	$(335.1)	$(335.1)	$—
The following table compares the reported audited consolidated balance sheet as of December 31, 2018 and the audited consolidated statements of operations for the year ended December 31, 2018, as a result of the adoption of Topic 606 on January 1, 2018 compared to the pro forma presentation of each respective statement, which assumes the previous guidance remained in effect as of December 31, 2018 (in millions):

	Balance as of December 31, 2018
Balance Sheet	Balance Without Adoption of Topic 606	Adoption Impact	As Reported
Trade and other receivables	$1,410.7	$52.8	$1,463.5
Prepaid expenses and other current assets	182.8	160.6	343.4
Total current assets	2,529.9	213.4	2,743.3
Other non-current assets	463.7	25.8	489.5
Total assets	6,306.8	239.2	6,546.0
Accounts payable and accrued expenses	994.9	52.8	1,047.7
Accrued compensation	709.8	108.1	817.9
Total current liabilities	1,877.8	160.9	2,038.7
Deferred tax liabilities	119.3	17.1	136.4
Other non-current liabilities	347.7	18.9	366.6
Total liabilities	4,989.0	196.9	5,185.9
Accumulated deficit	(1,341.2)	42.8	(1,298.4)
Accumulated other comprehensive loss	(153.9)	(0.5)	(154.4)
Total equity	1,317.8	42.3	1,360.1
Total liabilities and shareholders’ equity	6,306.8	239.2	6,546.0

	Year Ended December 31, 2018
Statement of Operations	Balance Without Adoption of Topic 606	Adoption Impact	As Reported
Revenue	$7,787.1	$432.8	$8,219.9
Cost of services	6,220.6	421.8	6,642.4
Total costs and expenses	7,785.5	421.8	8,207.3
Operating income	1.6	11.0	12.6

Loss before income taxes	(221.8)	11.0	(210.8)
Benefit for income taxes	(29.6)	4.6	(25.0)
Net loss	$(192.2)	$6.4	$(185.8)